Unaudited Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Millions	Mar. 31, 2021	Dec. 31, 2020
Non-current assets
Goodwill	€ 1,903.4	€ 1,902.5
Intangibles	2,150.1	2,155.7
Property, plant and equipment	422.5	422.2
Other non-current assets	0.9	1.1
Derivative financial instruments	3.5	17.2
Deferred tax assets	106.5	113.5
Total non-current assets	4,586.9	4,612.2
Current assets
Cash and cash equivalents	453.6	393.2
Inventories	310.5	344.3
Trade and other receivables	196.4	185.0
Indemnification assets	10.4	15.4
Short-term investments	4.8	25.0
Derivative financial instruments	4.4	5.5
Total current assets	980.1	968.4
Total assets	5,567.0	5,580.6
Current liabilities
Trade and other payables	628.6	647.2
Current tax payable	157.9	166.2
Provisions	36.4	45.7
Loans and borrowings	21.7	22.5
Derivative financial instruments	23.5	35.5
Total current liabilities	868.1	917.1
Non-current liabilities
Loans and borrowings	1,770.6	1,736.3
Employee benefits	252.0	276.2
Other non-current liabilities	2.1	2.2
Provisions	6.1	6.1
Derivative financial instruments	57.4	89.5
Deferred tax liabilities	427.3	427.1
Total non-current liabilities	2,515.5	2,537.4
Total liabilities	3,383.6	3,454.5
Net assets	2,183.4	2,126.1
Equity attributable to equity holders
Share capital and capital reserve	1,689.6	1,620.5
Share based compensation reserve	3.3	8.3
Founder Preferred Shares Dividend reserve	166.0	245.5
Translation reserve	92.8	84.7
Other reserves	(16.9)	(24.5)
Retained earnings	248.6	191.6
Equity attributable to owners of parent	€ 2,183.4	€ 2,126.1